Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39328
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Genetron Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1-2/F, Building 11, Zone 1
Entity Address, Address Line Two	No.8 Life Science Parkway
Entity Address, Address Line Three	Changping District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102206
Entity Central Index Key	0001782594
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	452,807,305
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1424
Auditor Location	Beijing
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1-2/F, Building 11, Zone 1
Entity Address, Address Line Two	No.8 Life Science Parkway
Entity Address, Address Line Three	Changping District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102206
Contact Personnel Name	Sizhen Wang
Country Region	86
City Area Code	10
Local Phone Number	5090-7500
Contact Personnel Email Address	sizhen.wang@genetronhealth.com
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00002 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
ADS
Document Information [Line Items]
Trading Symbol	GTH
Title of 12(b) Security	American depositary shares, each ADS representing five ordinary shares, par value US$0.00002 per share
Security Exchange Name	NASDAQ